RELATED PARTY TRANSACTIONS - Swiss Marine (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party receivables		$ 8,615	$ 3
Shareholder loan		8,615	3
Revenue from related parties		14,656	24,454	$ 1,609
SwissMarine
Related Party Transaction [Line Items]
Repayments of loans receivable from related party	$ 5,700
Proceeds from repayments of shareholder loan, principal	5,350
Proceeds from repayments of shareholder loan, interest	300
SwissMarine
Related Party Transaction [Line Items]
Subordinated shareholder loan, term				5 years
Shareholder loan	$ 5,350	281	0
Revenue from related parties		$ 13,281	$ 19,528	$ 0
SwissMarine | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Spread on variable rate (percent)				2.00%
SwissMarine | Shareholder Loan
Related Party Transaction [Line Items]
Related party receivables				$ 10,700